Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic earnings per share is computed by dividing income attributable to controlling interest by the weighted average number of shares of Class A Common Stock outstanding during the period. Diluted earnings per common share excludes potentially dilutive instruments which were outstanding during the period but were anti-dilutive. The following table shows the computation of basic and diluted earnings per share:

For the Period
(Dollars in Thousands, except share data)	January 3 – March 31, 2023 (Successor)
Net (loss) attributable to controlling interest - basic and diluted	$(68,740)
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	57,546,811
(Loss) per Class A Common Stock - basic and diluted	$(1.19)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive instruments were excluded from the calculation of diluted net loss per share because their effect would have been antidilutive:

For the Period
(Dollars in Thousands, except share data)	January 3 – March 31, 2023 (Successor)
Class B Common Stock and Class B Units	55,032,961
Warrants	20,399,877
Earn-outs	10,396,318